UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2011 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, and Dodge & Cox Income Fund.

STOCK FUND Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS: 99.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.2%
CONSUMER DURABLES & APPAREL: 1.4%
Panasonic Corp. ADR(b) (Japan)	18,095,474	$172,268,912
Sony Corp. ADR(b) (Japan)	15,633,650	297,039,350

		469,308,262
MEDIA: 12.1%
Comcast Corp., Class A	57,830,397	1,208,655,297
DISH Network Corp., Class A(a)	8,497,907	212,957,550
Liberty Global, Inc., Series A(a)	753,210	27,251,138
Liberty Global, Inc., Series C(a)	983,053	34,023,464
McGraw-Hill Companies, Inc.	5,000,000	205,000,000
News Corp., Class A	59,318,426	917,656,050
Time Warner Cable, Inc.	8,811,410	552,211,065
Time Warner, Inc.	32,641,732	978,272,708

		4,136,027,272
RETAILING: 2.7%
CarMax, Inc.(a)	4,729,200	112,791,420
Home Depot, Inc.	13,776,870	452,845,717
Liberty Interactive, Series A(a)	19,050,875	281,381,424
Lowe’s Companies, Inc.	4,600,000	88,964,000

		935,982,561

		5,541,318,095
CONSUMER STAPLES: 3.0%
FOOD & STAPLES RETAILING: 2.4%
Wal-Mart Stores, Inc.	15,607,850	810,047,415
FOOD, BEVERAGE & TOBACCO: 0.6%
Unilever PLC ADR(b) (United Kingdom)	7,150,000	223,008,500

		1,033,055,915
ENERGY: 7.7%
Baker Hughes, Inc.	10,380,750	479,175,420
Chevron Corp.	6,342,580	586,815,501
Occidental Petroleum Corp.	10,111,100	722,943,650
Schlumberger, Ltd. (Curacao/United States)(b)	14,067,445	840,248,490

		2,629,183,061
FINANCIALS: 18.6%
BANKS: 6.0%
BB&T Corp.	17,084,044	364,402,659
HSBC Holdings PLC ADR(b) (United Kingdom)	5,745,529	218,559,923
SunTrust Banks, Inc.	11,256,433	202,052,972
Wells Fargo & Co.	52,224,541	1,259,655,929

		2,044,671,483
DIVERSIFIED FINANCIALS: 10.8%
Bank of America Corp.	77,600,000	474,912,000
Bank of New York Mellon Corp.	35,320,824	656,614,118
Capital One Financial Corp.(c)	30,180,911	1,196,069,503
Charles Schwab Corp.	47,011,200	529,816,224
Credit Suisse Group AG ADR(b) (Switzerland)	4,248,000	111,467,520
Goldman Sachs Group, Inc.	6,838,700	646,599,085
Legg Mason, Inc.	1,926,452	49,529,081
SLM Corp.(c)	1,925,919	23,977,692

		3,688,985,223
INSURANCE: 1.8%
AEGON NV(a),(b) (Netherlands)	55,934,972	226,536,637
Genworth Financial, Inc., Class A(a)	22,302,457	128,016,103
The Travelers Companies, Inc.	5,546,450	270,278,508

		624,831,248

		6,358,487,954
HEALTH CARE: 22.1%
HEALTH CARE EQUIPMENT & SERVICES: 1.7%
Boston Scientific Corp.(a)	62,465,500	369,171,105
Medtronic, Inc.	6,182,400	205,502,976

		574,674,081

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 20.4%
Amgen, Inc.	18,070,700	$992,984,965
Gilead Sciences, Inc.(a)	2,719,048	105,499,062
GlaxoSmithKline PLC ADR(b) (United Kingdom)	24,290,800	1,002,967,132
Merck & Co., Inc.	37,226,100	1,217,665,731
Novartis AG ADR(b) (Switzerland)	18,314,600	1,021,405,242
Pfizer, Inc.	49,994,564	883,903,892
Roche Holding AG ADR(b) (Switzerland)	18,200,000	732,004,000
Sanofi ADR(b) (France)	31,697,129	1,039,665,831

		6,996,095,855

		7,570,769,936
INDUSTRIALS: 6.4%
CAPITAL GOODS: 3.6%
General Electric Co.	64,796,075	987,492,183
Tyco International, Ltd.(b) (Switzerland)	5,892,275	240,110,206

		1,227,602,389
COMMERCIAL & PROFESSIONAL SERVICES: 0.6%
Dun & Bradstreet Corp.	824,535	50,511,014
Pitney Bowes, Inc.(c)	8,308,800	156,205,440

		206,716,454
TRANSPORTATION: 2.2%
FedEx Corp.	10,973,899	742,713,485

		2,177,032,328
INFORMATION TECHNOLOGY: 19.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
Maxim Integrated Products, Inc.(c)	19,266,400	449,485,112
SOFTWARE & SERVICES: 10.3%
Adobe Systems, Inc.(a)	6,400,000	154,688,000
AOL, Inc.(a),(c)	8,439,054	101,268,648
BMC Software, Inc.(a)	6,583,440	253,857,446
Cadence Design Systems, Inc.(a),(c)	19,448,500	179,704,140
Computer Sciences Corp.(c)	8,836,552	237,261,421
Compuware Corp.(a),(c)	15,838,112	121,319,938
eBay, Inc.(a)	24,279,100	715,990,659
Electronic Arts, Inc.(a),(c)	100,807	2,061,503
Equinix, Inc.(a)	705,200	62,642,916
Microsoft Corp.	31,900,000	793,991,000
Symantec Corp.(a)	34,109,200	555,979,960
Synopsys, Inc.(a),(c)	13,895,769	338,500,933

		3,517,266,564
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.2%
Hewlett-Packard Co.	58,113,295	1,304,643,473
Molex, Inc.	2,511,000	51,149,070
Molex, Inc., Class A	9,099,230	153,595,002
Motorola Solutions, Inc.	3,976,373	166,610,029
Nokia Corp. ADR(b) (Finland)	53,513,300	302,885,278
TE Connectivity, Ltd.(b) (Switzerland)	13,822,475	388,964,446
Xerox Corp.	62,009,582	432,206,787

		2,800,054,085

		6,766,805,761
MATERIALS: 2.6%
Celanese Corp., Series A	4,602,003	149,703,158
Cemex SAB de CV ADR(a),(b) (Mexico)	22,171,088	70,060,638
Domtar Corp.	685,249	46,713,424
Dow Chemical Co.	18,439,345	414,147,689
Vulcan Materials Co.(c)	7,942,625	218,898,745

		899,523,654

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 2.9%
Sprint Nextel Corp.(a)	135,934,139	$413,239,783
Vodafone Group PLC ADR(b) (United Kingdom)	23,053,900	591,332,535

		1,004,572,318

TOTAL COMMON STOCKS (Cost $36,785,584,056)		33,980,749,022

SHORT-TERM INVESTMENTS: 0.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$35,448,915	$35,448,915
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(d) 0.01%, 10/3/11, maturity value $280,972,234	280,972,000	280,972,000

TOTAL SHORT-TERM INVESTMENTS (Cost $316,420,915)		316,420,915

TOTAL INVESTMENTS (Cost $37,102,004,971)	100.2%	34,297,169,937

OTHER ASSETS LESS LIABILITIES	(0.2%)	(51,857,484)

NET ASSETS	100.0%	$34,245,312,453

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Federal Farm Credit Bank 2.31%, 5/25/16; Freddie Mac 5.50%, 7/18/16; and U.S. Treasury Note 1.375%, 11/30/15. Total collateral value is $286,592,350.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2011:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$33,980,749,022	$—	$—
Short-term Investments
Money Market Fund	35,448,915	—	—
Repurchase Agreement	—	280,972,000	—

Total	$34,016,197,937	$280,972,000	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2011, the cost of investments for federal income tax purposes was $37,157,121,761. Net unrealized depreciation aggregated $2,859,951,824, of which $3,791,974,582 represented appreciated securities and $6,651,926,406 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2011. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	7,585,522	893,132	(39,600)	8,439,054	—	(b)	101,268,648
Cadence Design Systems, Inc.	23,069,000	—	(3,620,500)	19,448,500	—	(b)	179,704,140
Capital One Financial Corp.	31,947,811	—	(1,766,900)	30,180,911	4,672,137		1,196,069,503
Computer Sciences Corp.	6,661,900	2,220,052	(45,400)	8,836,552	4,971,011		237,261,421
Compuware Corp.	20,885,512	—	(5,047,400)	15,838,112	—	(b)	121,319,938
Electronic Arts, Inc.	21,066,077	—	(20,965,270)	100,807	—	(b)	—	(c)
Maxim Integrated Products, Inc.	22,634,600	—	(3,368,200)	19,266,400	13,082,496		449,485,112
Motorola Mobility Holdings Inc.(d)	—	15,863,901	(15,863,901)	—	—	(b)	—
Pitney Bowes, Inc.	10,192,550	—	(1,883,750)	8,308,800	10,607,179		—	(c)
SLM Corp.	25,945,682	—	(24,019,763)	1,925,919	3,791,931		—	(c)
Synopsys, Inc.	14,270,269	—	(374,500)	13,895,769	—	(b)	338,500,933
Vulcan Materials Co.	3,259,625	4,700,000	(17,000)	7,942,625	4,738,709		218,898,745

					$41,863,463		$2,842,508,440

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end
(d)	Spun-off from Motorola, Inc. on January 4, 2011.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS: 95.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.3%
AUTOMOBILES & COMPONENTS: 1.9%
Bayerische Motoren Werke AG (Germany)	102,400	$6,785,053
Mahindra & Mahindra, Ltd. (India)	400,300	6,527,353
Yamaha Motor Co., Ltd.(a) (Japan)	1,472,400	19,283,724

		32,596,130
CONSUMER DURABLES & APPAREL: 2.0%
LG Electronics, Inc. (South Korea)	184,800	10,569,460
Li Ning Co., Ltd. (Cayman Islands/China)	3,684,000	3,687,496
Panasonic Corp. (Japan)	1,568,700	15,161,751
Sony Corp. (Japan)	319,100	6,123,945

		35,542,652
MEDIA: 7.2%
Comcast Corp., Class A (United States)	1,130,600	23,629,540
DISH Network Corp., Class A(a) (United States)	326,300	8,177,078
Grupo Televisa SA ADR (Mexico)	934,100	17,178,099
Naspers, Ltd. (South Africa)	743,600	32,188,145
News Corp., Class A (United States)	642,445	9,938,624
Television Broadcasts, Ltd. (Hong Kong)	2,523,100	13,755,847
Time Warner Cable, Inc. (United States)	153,171	9,599,227
Time Warner, Inc. (United States)	412,466	12,361,606

		126,828,166
RETAILING: 1.2%
Home Depot, Inc. (United States)	345,600	11,359,872
Liberty Interactive, Series A(a) (United States)	626,657	9,255,724

		20,615,596

		215,582,544
CONSUMER STAPLES: 4.3%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc. (United States)	522,400	27,112,560
FOOD, BEVERAGE & TOBACCO: 2.8%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,602,600	18,454,190
Diageo PLC ADR (United Kingdom)	219,600	16,674,228
Unilever PLC (United Kingdom)	445,300	13,949,362

		49,077,780

		76,190,340
ENERGY: 4.4%
Baker Hughes, Inc. (United States)	128,387	5,926,344
Chevron Corp. (United States)	97,700	9,039,204
OAO Lukoil ADR (Russia)	31,600	1,590,791
Occidental Petroleum Corp. (United States)	209,525	14,981,038
Royal Dutch Shell PLC ADR (United Kingdom)	289,734	17,824,436
Schlumberger, Ltd. (Curacao/United States)	467,900	27,947,667

		77,309,480
FINANCIALS: 23.9%
BANKS: 9.2%
Banco Santander SA (Spain)	2,057,973	16,824,014
Barclays PLC (United Kingdom)	11,003,400	27,011,429
BB&T Corp. (United States)	736,700	15,713,811
HSBC Holdings PLC (United Kingdom)	2,568,162	19,572,844
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,525,000	6,854,219
Standard Bank Group, Ltd. (South Africa)	649,200	7,439,947
Standard Chartered PLC (United Kingdom)	514,722	10,273,535

	SHARES	VALUE
SunTrust Banks, Inc. (United States)	413,795	$7,427,620
Unicredit SPA (Italy)	9,182,333	9,771,588
Wells Fargo & Co. (United States)	1,717,773	41,432,685

		162,321,692
DIVERSIFIED FINANCIALS: 9.9%
Bank of America Corp. (United States)	3,345,500	20,474,460
Bank of New York Mellon Corp. (United States)	1,648,700	30,649,333
Capital One Financial Corp. (United States)	731,900	29,005,197
Charles Schwab Corp. (United States)	2,362,900	26,629,883
Credit Suisse Group AG (Switzerland)	1,272,200	33,012,546
Goldman Sachs Group, Inc. (United States)	227,700	21,529,035
Haci Omer Sabanci Holding AS (Turkey)	3,344,188	11,635,553

		172,936,007
INSURANCE: 3.9%
AEGON NV(a) (Netherlands)	6,354,374	25,617,668
Dai-ichi Life Insurance Co., Ltd. (Japan)	9,585	9,902,740
Swiss Life Holding AG (Switzerland)	70,600	7,716,828
Swiss Re AG (Switzerland)	545,300	25,379,376

		68,616,612
REAL ESTATE: 0.9%
BR Malls Participacoes SA (Brazil)	963,600	9,844,838
Hang Lung Group, Ltd. (Hong Kong)	1,327,500	6,750,450

		16,595,288

		420,469,599
HEALTH CARE: 18.9%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Boston Scientific Corp.(a) (United States)	1,120,200	6,620,382
Medtronic, Inc. (United States)	221,200	7,352,688

		13,973,070
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 18.1%
Amgen, Inc. (United States)	606,100	33,305,195
Bayer AG (Germany)	494,520	27,176,831
Gilead Sciences, Inc.(a) (United States)	230,000	8,924,000
GlaxoSmithKline PLC ADR (United Kingdom)	883,100	36,463,199
GlaxoSmithKline PLC (United Kingdom)	194,800	4,021,934
Merck & Co., Inc. (United States)	1,434,600	46,925,766
Novartis AG ADR (Switzerland)	609,700	34,002,969
Novartis AG (Switzerland)	98,800	5,513,984
Pfizer, Inc. (United States)	856,300	15,139,384
Roche Holding AG (Switzerland)	338,800	54,506,720
Sanofi (France)	784,862	51,533,301

		317,513,283

		331,486,353
INDUSTRIALS: 6.3%
CAPITAL GOODS: 5.1%
General Electric Co. (United States)	2,200,300	33,532,572
Koninklijke Philips Electronics NV (Netherlands)	983,719	17,609,252
Mitsubishi Electric Corp. (Japan)	1,628,700	14,424,430
Schneider Electric SA (France)	154,778	8,333,022
Tyco International, Ltd. (Switzerland)	189,900	7,738,425
Wienerberger AG (Austria)	639,480	7,478,316

		89,116,017
TRANSPORTATION: 1.2%
FedEx Corp. (United States)	305,100	20,649,168

		109,765,185

1/ Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 13.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.4%
Maxim Integrated Products, Inc. (United States)	344,000	$8,025,520
SOFTWARE & SERVICES: 6.3%
AOL, Inc.(a) (United States)	847,869	10,174,428
EBay, Inc.(a) (United States)	515,900	15,213,891
Microsoft Corp. (United States)	1,699,700	42,305,533
Nintendo Co., Ltd. (Japan)	139,300	20,290,192
Symantec Corp.(a) (United States)	756,600	12,332,580
Synopsys, Inc.(a) (United States)	416,800	10,153,248

		110,469,872
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.4%
Hewlett-Packard Co. (United States)	2,409,500	54,093,275
Nokia Oyj (Finland)	5,250,425	29,740,596
TE Connectivity, Ltd. (Switzerland)	484,115	13,622,996
Telefonaktiebolaget LM Ericsson (Sweden)	702,188	6,728,096
Xerox Corp. (United States)	1,163,000	8,106,110

		112,291,073

		230,786,465
MATERIALS: 4.6%
Akzo Nobel NV (Netherlands)	250,550	11,076,284
Celanese Corp., Series A (United States)	390,200	12,693,206
Cemex SAB de CV ADR(a) (Mexico)	2,012,442	6,359,317
Domtar Corp. (United States)	138,416	9,435,819
Dow Chemical Co. (United States)	367,600	8,256,296
Duratex SA (Brazil)	1,816,600	8,318,535
Lafarge SA (France)	519,208	17,874,407
Norsk Hydro ASA (Norway)	1,417,511	6,440,271

		80,454,135
TELECOMMUNICATION SERVICES: 8.1%
America Movil SAB de CV, Series L (Mexico)	16,935,400	18,695,743
MTN Group, Ltd. (South Africa)	1,455,100	23,806,720
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	718,200	23,750,874
Telecom Italia SPA-RSP (Italy)	25,855,800	25,119,728
Telefonica SA (Spain)	534,300	10,243,227
Telekom Austria AG (Austria)	857,533	8,651,267
Vodafone Group PLC ADR (United Kingdom)	1,222,700	31,362,255

		141,629,814

TOTAL COMMON STOCKS (Cost $1,903,835,608)		1,683,673,915

PREFERRED STOCKS: 1.3%
ENERGY: 1.3%
Petroleo Brasileiro SA ADR (Brazil)	640,500	13,271,160
Ultrapar Participacoes SA ADR (Brazil)	591,200	9,358,696

TOTAL PREFERRED STOCKS (Cost $22,306,117)		22,629,856

SHORT-TERM INVESTMENTS: 3.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$1,804,595	$1,804,595
REPURCHASE AGREEMENT: 2.9%
Fixed Income Clearing Corporation(b) 0.01%, 10/3/11, maturity value $50,713,042	50,713,000	50,713,000

	SHARES	VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $52,517,595)		$52,517,595

TOTAL INVESTMENTS (Cost $1,978,659,320)	100.2%	1,758,821,366
OTHER ASSETS LESS LIABILITIES	(0.2%)	(2,841,120)

NET ASSETS	100.0%	$1,755,980,246

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Freddie Mac 1.45-1.50%, 9/2/2016. Total collateral value is $51,730,355.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Forward Foreign Currency Contracts

As of September 30, 2011, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive (USD)	Deliver (CHF)	Unrealized Appreciation
Contracts to sell Swiss Franc:
Deutsche Bank	11/2/2011	5,085,177	4,000,000	$669,699
Barclays	11/9/2011	5,124,756	4,000,000	708,663
UBS	11/9/2011	5,014,185	3,800,000	818,897
Citibank	11/16/2011	4,201,184	3,200,000	667,808
JPMorgan Chase	11/16/2011	4,404,437	3,200,000	871,061
HSBC	11/30/2011	3,982,130	3,200,000	447,749

				$4,183,877

Currency Abbreviations

CHF—Swiss Franc

USD—U.S. Dollar

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by a pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2011:

Classification(a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$101,499,770		$114,082,774	$—
Consumer Staples	43,786,788		32,403,552	—
Energy	75,718,689		1,590,791	—
Financials	202,706,862		217,762,737	—
Health Care	188,733,583		142,752,770	—
Industrials	61,920,165		47,845,020	—
Information Technology	174,027,581		56,758,884	—
Materials	45,063,173		35,390,962	—
Telecommunication Services	73,808,872		67,820,942	—
Preferred Stocks
Energy	22,629,856		—	—
Short-term Investments
Money Market fund	1,804,595		—	—
Repurchase Agreement	—		50,713,000	—

Total Securities	$991,699,934		$767,121,432	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$4,183,877	(b)	$—	$—

(a)

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE move from a Level 1 to Level 2 classification.

(b)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2011, the cost of investments for federal income tax purposes was $1,981,880,581. Net unrealized depreciation aggregated $223,059,215, of which $113,525,159 represented appreciated securities and $336,584,374 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS: 96.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.6%
AUTOMOBILES & COMPONENTS: 3.7%
Bayerische Motoren Werke AG (Germany)	7,471,400	$495,057,075
Honda Motor Co., Ltd. ADR (Japan)	6,808,400	198,464,860
Mahindra & Mahindra, Ltd. (India)	3,414,447	55,676,500
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	226,362,703
Yamaha Motor Co., Ltd.(a),(b) (Japan)	27,230,000	356,625,779

		1,332,186,917
CONSUMER DURABLES & APPAREL: 2.7%
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	50,305,400	65,037,969
LG Electronics, Inc. (South Korea)	6,117,487	349,883,843
Li Ning Co., Ltd. (Cayman Islands/China)	11,424,900	11,435,742
Panasonic Corp. (Japan)	31,193,072	301,486,327
Sony Corp. (Japan)	11,142,600	213,841,003
Woongjin Coway Co., Ltd. (South Korea)	328,420	10,391,004

		952,075,888
CONSUMER SERVICES: 0.3%
Accor SA (France)	4,549,901	121,105,033

MEDIA: 6.9%
Grupo Televisa SA ADR (Mexico)	26,480,592	486,978,087
Liberty Global, Inc., Series A(a) (United States)	2,981,805	107,881,705
Liberty Global, Inc., Series C(a) (United States)	3,534,971	122,345,347
Naspers, Ltd.(b) (South Africa)	27,610,895	1,195,190,283
News Corp., Class A (United States)	22,512,792	348,272,892
Television Broadcasts, Ltd.(b) (Hong Kong)	35,013,100	190,890,118

		2,451,558,432

		4,856,926,270
CONSUMER STAPLES: 2.9%
FOOD, BEVERAGE & TOBACCO: 2.8%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	25,888,440	298,109,440
Diageo PLC ADR (United Kingdom)	3,571,000	271,146,030
Unilever PLC (United Kingdom)	14,050,000	440,126,977

		1,009,382,447
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Co., Ltd.(a),(b) (Japan)	3,437,000	31,864,564

		1,041,247,011
ENERGY: 5.1%
OAO Lukoil ADR (Russia)	1,705,424	85,853,602
Royal Dutch Shell PLC ADR (United Kingdom)	13,171,339	810,300,775
Schlumberger, Ltd. (Curacao/United States)	10,312,217	615,948,722
Total SA (France)	7,108,600	313,422,939

		1,825,526,038
FINANCIALS: 19.6%
BANKS: 12.0%
Banco Santander SA (Spain)	41,673,667	340,683,936
Bank of Yokohama, Ltd. (Japan)	36,648,500	183,605,498
Barclays PLC (United Kingdom)	157,046,985	385,522,978
Erste Group Bank AG (Austria)	3,700,000	94,309,174
Grupo Financiero Banorte SAB de CV (Mexico)	31,528,000	93,185,087
HSBC Holdings PLC (United Kingdom)	106,654,921	812,853,757
ICICI Bank, Ltd. (India)	2,844,243	49,988,928
Kasikornbank PCL Foreign (Thailand)	94,062,627	353,283,873
Mitsubishi UFJ Financial Group, Inc. (Japan)	58,099,900	261,134,066
Standard Bank Group, Ltd. (South Africa)	48,129,417	551,571,631

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	24,852,887	$496,048,350
Unicredit SPA (Italy)	295,864,430	314,850,843
Yapi ve Kredi Bankasi AS(a) (Turkey)	155,779,068	344,329,663

		4,281,367,784
DIVERSIFIED FINANCIALS: 2.6%
Credit Suisse Group AG (Switzerland)	21,203,000	550,200,446
Deutsche Boerse AG (Germany)	2,000,000	100,431,624
Haci Omer Sabanci Holding AS (Turkey)	83,789,354	291,531,315

		942,163,385
INSURANCE: 3.4%
AEGON NV(a) (Netherlands)	80,206,949	323,354,438
Dai-ichi Life Insurance Co., Ltd. (Japan)	144,193	148,972,958
Swiss Life Holding AG (Switzerland)	1,520,000	166,141,334
Swiss Re AG (Switzerland)	12,091,868	562,780,230

		1,201,248,960
REAL ESTATE: 1.6%
BR Malls Participacoes SA(b) (Brazil)	20,979,100	214,337,727
Hang Lung Group, Ltd. (Hong Kong)	52,357,500	266,242,345
Hang Lung Properties, Ltd. (Hong Kong)	31,964,000	94,498,426

		575,078,498

		6,999,858,627
HEALTH CARE: 16.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.9%
Bayer AG (Germany)	15,775,350	866,949,816
GlaxoSmithKline PLC (United Kingdom)	11,000,000	227,111,271
GlaxoSmithKline PLC ADR (United Kingdom)	26,813,749	1,107,139,696
Novartis AG (Switzerland)	1,100,000	61,390,505
Novartis AG ADR (Switzerland)	18,650,000	1,040,110,500
Roche Holding AG (Switzerland)	9,330,400	1,501,090,605
Sanofi (France)	19,054,120	1,251,075,617

		6,054,868,010
INDUSTRIALS: 8.5%
CAPITAL GOODS: 7.3%
Koninklijke Philips Electronics NV (Netherlands)	38,772,099	694,047,469
Mitsubishi Electric Corp. (Japan)	88,689,800	785,472,941
Nexans SA(b) (France)	1,391,332	80,819,872
Nidec Corp. (Japan)	2,707,700	217,818,750
Schneider Electric SA (France)	7,321,246	394,165,206
Tyco International, Ltd. (Switzerland)	7,589,020	309,252,565
Wienerberger AG(b) (Austria)	11,254,341	131,612,438

		2,613,189,241
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Edenred SA (France)	4,637,237	110,250,662
Experian PLC (United Kingdom)	12,762,212	143,577,592

		253,828,254
TRANSPORTATION: 0.5%
DP World, Ltd. (United Arab Emirates)	5,301,590	54,129,234
PostNL NV(a) (Netherlands)	7,546,440	33,045,946
TNT Express NV (Netherlands)	13,341,376	92,053,596

		179,228,776

		3,046,246,271
INFORMATION TECHNOLOGY: 13.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
Infineon Technologies AG(b) (Germany)	63,794,266	469,809,905
SOFTWARE & SERVICES: 1.5%
Nintendo Co., Ltd. (Japan)	3,630,000	528,739,394
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.3%
Alcatel-Lucent(a) (France)	32,259,072	92,235,711
Brother Industries, Ltd.(b) (Japan)	22,885,100	268,233,603

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	September 30, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
Fujifilm Holdings Corp. (Japan)	17,204,700	399,327,528
Fujitsu, Ltd.(b) (Japan)	100,723,000	$474,492,608
Fujifilm Holdings Corp. (Japan)	17,204,700	399,327,528
Hewlett-Packard Co. (United States)	15,380,000	345,281,000
Kyocera Corp. (Japan)	6,433,900	537,458,271
Nokia Oyj (Finland)	136,229,200	771,658,966
TE Connectivity, Ltd. (Switzerland)	10,527,617	296,247,142
Telefonaktiebolaget LM Ericsson (Sweden)	51,322,200	491,749,651

		3,676,684,480

		4,675,233,779

MATERIALS: 5.3%
Akzo Nobel NV (Netherlands)	1,578,975	69,803,137
BHP Billiton PLC (United Kingdom)	18,306,000	485,071,890
Cemex SAB de CV ADR(a) (Mexico)	34,101,721	107,761,438
Duratex SA (Brazil)	15,860,246	72,626,894
Lafarge SA(b) (France)	16,204,291	557,853,659
Lanxess AG(b) (Germany)	4,839,784	232,646,623
Linde AG (Germany)	1,180,205	157,406,999
Norsk Hydro ASA (Norway)	43,768,193	198,854,922

		1,882,025,562

TELECOMMUNICATION SERVICES: 11.2%
America Movil SAB de CV, Series L (Mexico)	357,500,000	394,660,182
Bharti Airtel, Ltd. (India)	22,038,469	167,689,637
Millicom International Cellular SA SDR (Luxembourg)	3,077,494	308,204,826
MTN Group, Ltd. (South Africa)	39,020,300	638,406,540
PT Telekomunikasi Indonesia TBK ADR (Indonesia)	15,472,359	511,670,912
Telecom Italia SPA (Italy)	201,500,000	218,799,011
Telecom Italia SPA-RSP (Italy)	189,001,309	183,620,755
Telefonica SA (Spain)	14,332,200	274,766,950
Telekom Austria AG (Austria)	12,767,576	128,806,356
Vodafone Group PLC ADR (United Kingdom)	46,830,000	1,201,189,500

		4,027,814,669

UTILITIES: 0.1%
ENN Energy Holdings, Ltd. (Cayman Islands/China)	7,041,100	22,914,823

TOTAL COMMON STOCKS (Cost $40,986,936,197)		34,432,661,060

PREFERRED STOCKS: 1.8%
ENERGY: 1.8%
Petroleo Brasileiro SA ADR (Brazil)	13,553,100	280,820,232
Ultrapar Participacoes SA ADR (Brazil)	23,059,328	365,029,162

TOTAL PREFERRED STOCKS (Cost $327,833,892)		645,849,394

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$36,715,029	36,715,029
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(c) 0.01%, 10/3/11, maturity value $464,184,387	464,184,000	464,184,000

TOTAL SHORT-TERM INVESTMENTS (Cost $500,899,029)		500,899,029

TOTAL INVESTMENTS (Cost $41,815,669,118)	99.5%	35,579,409,483
OTHER ASSETS LESS LIABILITIES	0.5%	189,205,438

NET ASSETS	100.0%	$35,768,614,921

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae 1.25%, 9/28/16; Freddie Mac 1.55%-5.125%, 9/2/16-11/17/17; and U.S. Treasury Note 2.75%, 11/30/16. Total collateral value is $473,467,869.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

Forward Foreign Currency Contracts

As of September 30, 2011, open forward foreign currency contracts are summarized as follows:

		Contract Amount
Counterparty	Settlement Date	Receive (USD)	Deliver (CHF)	Unrealized Appreciation
Contracts to sell Swiss Franc:
Deutsche Bank	11/2/2011	114,416,476	90,000,000	$15,068,222
Barclays	11/9/2011	111,463,438	87,000,000	15,413,419
UBS	11/9/2011	112,159,398	85,000,000	18,317,426
Citibank	11/16/2011	112,906,826	86,000,000	17,947,337
JPMorgan Chase	11/16/2011	97,723,456	71,000,000	19,326,669
HSBC	11/30/2011	107,019,749	86,000,000	12,033,261

				$98,106,334

Currency Abbreviations

CHF—Swiss Franc

USD—U.S. Dollar

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by a pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2011:

Classification(a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,328,980,860		$3,527,945,410	—
Consumer Staples	271,146,030		770,100,981	—
Energy	1,426,249,497		399,276,541	—
Financials	307,522,814		6,692,335,813	—
Health Care	2,147,250,196		3,907,617,814	—
Industrials	363,381,799		2,682,864,472	—
Information Technology	641,528,142		4,033,705,637	—
Materials	180,388,332		1,701,637,230	—
Telecommunication Services	2,107,520,594		1,920,294,075	—
Utilities	—		22,914,823	—
Preferred Stocks
Energy	645,849,394		—	—
Short-term Investments
Money Market Fund	36,715,029		—	—
Repurchase Agreement	—		464,184,000

Total Securities	$9,456,532,687		$26,122,876,796	$—

Other Financial Instruments	—		—	—
Forward Foreign Currency Contracts	$98,106,334	(b)	$—	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE move from a Level 1 to Level 2 classification.

(b)	Represents net unrealized appreciation on forward foreign currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2011, the cost of investments for federal income tax purposes was $41,963,397,159. Net unrealized depreciation aggregated $6,383,987,676, of which $3,556,962,096 represented appreciated securities and $9,940,949,772 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2011. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Co., Ltd(d) (Japan)	3,437,000	—	—	3,437,000	—	(b)	31,864,564
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	26,256,443	—	(368,003)	25,888,440	6,578,323		298,109,440
Arkema (France)	3,066,687	—	(3,066,687)	—	—		—
BR Malls Participacoes SA (Brazil)	18,000,000	4,829,100	(1,850,000)	20,979,100	2,400,433		—	(c)
Brother Industries, Ltd. (Japan)	23,001,000	—	(115,900)	22,885,100	6,455,670		268,233,603
Corporacion Geo SAB de CV, Series B (Mexico)	47,305,400	3,000,000	—	50,305,400	—	(b)	65,037,969
Fujitsu, Ltd. (Japan)	88,808,000	14,915,000	(3,000,000)	100,723,000	11,625,805		—	(c)
Infineon Technologies AG (Germany)	94,036,576	—	(30,242,310)	63,794,266	12,823,770		469,809,905
Lafarge SA (France)	12,774,291	3,430,000	—	16,204,291	16,152,126		557,853,659
Lanxess AG (Germany)	5,745,092	—	(905,308)	4,839,784	4,332,911		232,646,623
Naspers, Ltd. (South Africa)	31,680,895	—	(4,070,000)	27,610,895	9,677,155		1,195,190,283
Nexans SA (France)	1,726,461	46,158	(381,287)	1,391,332	2,130,960		—	(c)
NGK Spark Plug Co., Ltd. (Japan)	7,306,200	9,413,800	—	16,720,000	3,790,796		226,362,703
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	7,713,800	—	35,013,100	9,348,893		190,890,118
Wienerberger AG (Austria)	12,335,026	—	(1,080,685)	11,254,341	1,377,134		131,612,438
Yamaha Motor Co., Ltd. (Japan)	27,230,000	—	—	27,230,000	—	(b)	356,625,779

					$86,693,976		$4,024,237,084

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end
(d)	Name changed from Unihair Co., Ltd. on July 1, 2011.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND Portfolio of Investments (unaudited)	September 30,2011

COMMON STOCKS: 73.4%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.8%
CONSUMER DURABLES & APPAREL: 1.0%
Panasonic Corp. ADR(b) (Japan)	4,378,128	$41,679,779
Sony Corp. ADR(b) (Japan)	4,035,325	76,671,175

		118,350,954
MEDIA: 8.8%
Comcast Corp., Class A	14,843,974	310,239,056
DISH Network Corp., Class A(a)	2,383,682	59,735,071
Liberty Global, Inc., Series A(a)	158,521	5,735,290
Liberty Global, Inc., Series C(a)	232,368	8,042,256
McGraw-Hill Companies, Inc.	1,555,337	63,768,817
News Corp., Class A	14,688,000	227,223,360
Time Warner Cable, Inc.	2,118,883	132,790,398
Time Warner, Inc.	7,738,466	231,921,826

		1,039,456,074
RETAILING: 2.0%
CarMax, Inc.(a)	1,181,000	28,166,850
Home Depot, Inc.	3,696,692	121,510,266
Liberty Interactive, Series A(a)	4,109,650	60,699,531
Lowe’s Companies, Inc.	1,247,804	24,132,529

		234,509,176

		1,392,316,204
CONSUMER STAPLES: 2.3%
FOOD & STAPLES RETAILING: 1.8%
Wal-Mart Stores, Inc.	4,195,600	217,751,640
FOOD, BEVERAGE & TOBACCO: 0.5%
Unilever PLC ADR(b) (United Kingdom)	1,837,400	57,308,506

		275,060,146
ENERGY: 5.5%
Baker Hughes, Inc.	2,612,079	120,573,567
Chevron Corp.	1,552,879	143,672,365
Occidental Petroleum Corp.	2,454,600	175,503,900
Schlumberger, Ltd.(b) (Curacao/United States)	3,538,221	211,337,940

		651,087,772
FINANCIALS: 13.8%
BANKS: 4.5%
BB&T Corp.	4,216,484	89,937,604
HSBC Holdings PLC ADR(b) (United Kingdom)	1,470,561	55,940,140
SunTrust Banks, Inc.	3,304,490	59,315,595
Wells Fargo & Co.	13,706,906	330,610,573

		535,803,912
DIVERSIFIED FINANCIALS: 7.9%
Bank of America Corp.	20,385,600	124,759,872
Bank of New York Mellon Corp.	9,039,800	168,049,882
Capital One Financial Corp.	7,532,659	298,519,276
Charles Schwab Corp.	11,799,900	132,984,873
Credit Suisse Group AG ADR(b) (Switzerland)	1,069,200	28,055,808
Goldman Sachs Group, Inc.	1,750,000	165,462,500
Legg Mason, Inc.	564,290	14,507,896
SLM Corp.	316,400	3,939,180

		936,279,287
INSURANCE: 1.4%
AEGON NV(a),(b) (Netherlands)	15,104,751	61,174,242
Genworth Financial, Inc., Class A(a)	6,904,200	39,630,108
The Travelers Companies, Inc.	1,207,119	58,822,909

		159,627,259

		1,631,710,458
HEALTH CARE: 16.3%
HEALTH CARE EQUIPMENT & SERVICES: 1.4%
Boston Scientific Corp.(a)	18,638,300	110,152,353
Medtronic, Inc.	1,410,200	46,875,048

		157,027,401

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.9%
Amgen, Inc.	4,499,400	$247,242,030
Gilead Sciences, Inc.(a)	844,468	32,765,358
GlaxoSmithKline PLC ADR(b) (United Kingdom)	6,050,600	249,829,274
Merck & Co., Inc.	9,060,975	296,384,492
Novartis AG ADR(b) (Switzerland)	4,750,000	264,907,500
Pfizer, Inc.	11,870,517	209,870,741
Roche Holding AG ADR(b) (Switzerland)	4,600,000	185,012,000
Sanofi ADR(b) (France)	8,326,265	273,101,492

		1,759,112,887

		1,916,140,288
INDUSTRIALS: 4.6%
CAPITAL GOODS: 2.5%
General Electric Co.	15,914,600	242,538,504
Tyco International, Ltd.(b) (Switzerland)	1,425,434	58,086,435

		300,624,939
COMMERCIAL & PROFESSIONAL SERVICES: 0.5%
Dun & Bradstreet Corp.	220,700	13,520,082
Pitney Bowes, Inc.	2,132,750	40,095,700

		53,615,782
TRANSPORTATION: 1.6%
FedEx Corp.	2,844,554	192,519,415

		546,760,136
INFORMATION TECHNOLOGY: 15.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.0%
Maxim Integrated Products, Inc.	4,944,000	115,343,520
SOFTWARE & SERVICES: 7.9%
Adobe Systems, Inc.(a)	1,865,600	45,091,552
AOL, Inc.(a)	2,539,074	30,468,888
BMC Software, Inc.(a)	1,912,847	73,759,381
Cadence Design Systems, Inc.(a)	5,265,800	48,655,992
Computer Sciences Corp.	2,333,232	62,647,279
Compuware Corp.(a)	3,975,888	30,455,302
eBay, Inc.(a)	5,849,900	172,513,551
Electronic Arts, Inc.(a)	30,956	633,050
Equinix, Inc.(a)	253,900	22,553,937
Microsoft Corp.	8,594,900	213,927,061
Symantec Corp.(a)	9,184,000	149,699,200
Synopsys, Inc.(a)	3,365,100	81,973,836

		932,379,029
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.1%
Hewlett-Packard Co.	14,771,812	331,627,179
Molex, Inc.	781,600	15,921,192
Molex, Inc., Class A	2,569,828	43,378,697
Motorola Solutions, Inc.	1,093,414	45,814,047
Nokia Corp. ADR(b) (Finland)	14,040,260	79,467,871
TE Connectivity, Ltd.(b) (Switzerland)	3,580,536	100,756,283
Xerox Corp.	15,645,150	109,046,695

		726,011,964

		1,773,734,513
MATERIALS: 2.0%
Celanese Corp., Series A	1,375,759	44,753,440
Cemex SAB de CV ADR(a),(b) (Mexico)	4,343,470	13,725,365
Domtar Corp.	153,391	10,456,665
Dow Chemical Co.	4,605,617	103,442,158
Vulcan Materials Co.	2,156,189	59,424,569

		231,802,197
TELECOMMUNICATION SERVICES: 2.1%
Sprint Nextel Corp.(a)	35,874,100	109,057,264
Vodafone Group PLC ADR(b) (United Kingdom)	5,176,698	132,782,304

		241,839,568

TOTAL COMMON STOCKS (Cost $8,995,429,426)		8,660,451,282

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES: 24.6%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT-RELATED: 2.2%
U.S. TREASURY: 0.1%
U.S. Treasury Note
0.875%, 1/31/12	$9,725,000	$9,751,209
0.75%, 5/31/12	3,900,000	3,915,522

		13,666,731
GOVERNMENT-RELATED: 2.1%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	522,460	535,433
California Taxable General Obligation
7.50%, 4/1/34	28,825,000	34,702,994
7.55%, 4/1/39	33,350,000	40,862,421
7.30%, 10/1/39	17,000,000	20,215,040
7.625%, 3/1/40	5,500,000	6,779,960
Illinois Taxable General Obligation
4.961%, 3/1/16	1,900,000	2,007,274
5.365%, 3/1/17	20,675,000	22,116,874
5.665%, 3/1/18	19,800,000	21,313,116
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	23,640,180
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	18,450,000	24,698,830
Small Business Administration - 504 Program
Series 96-20L, 6.70%, 12/1/16	749,132	812,833
Series 97-20F, 7.20%, 6/1/17	1,110,425	1,230,550
Series 97-20I, 6.90%, 9/1/17	1,305,743	1,429,964
Series 98-20D, 6.15%, 4/1/18	1,812,046	1,962,326
Series 98-20I, 6.00%, 9/1/18	1,136,950	1,236,816
Series 99-20F, 6.80%, 6/1/19	1,483,718	1,633,086
Series 00-20D, 7.47%, 4/1/20	3,757,802	4,176,601
Series 00-20E, 8.03%, 5/1/20	1,777,860	2,021,380
Series 00-20G, 7.39%, 7/1/20	2,367,666	2,676,121
Series 00-20I, 7.21%, 9/1/20	1,441,057	1,609,711
Series 01-20E, 6.34%, 5/1/21	4,505,787	4,969,049
Series 01-20G, 6.625%, 7/1/21	4,067,752	4,515,824
Series 03-20J, 4.92%, 10/1/23	12,452,732	13,542,919
Series 07-20F, 5.71%, 6/1/27	8,110,556	9,067,735

		247,757,037

		261,423,768
MORTGAGE-RELATED: 10.0%
FEDERAL AGENCY CMO & REMIC: 2.3%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.213%, 2/15/25	764,277	908,563
Trust 1995-2C 3A, 8.793%, 6/15/25	354,543	427,837
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	996,553	1,155,369
Trust 2002-33 A1, 7.00%, 6/25/32	3,157,442	3,665,404
Trust 2002-86, 6.00%, 8/25/32	7,296,866	7,802,895
Trust 2005-W4 1A2, 6.50%, 8/25/35	14,737,862	16,796,557
Trust 2009-66 ET, 6.00%, 5/25/39	38,678,174	42,596,180
Trust 2001-T7 A1, 7.50%, 2/25/41	2,945,936	3,373,454
Trust 2001-T8 A1, 7.50%, 7/25/41	2,930,771	3,309,381
Trust 2001-T4 A1, 7.50%, 7/25/41	2,694,965	3,162,999
Trust 2001-W3 A, 7.00%, 9/25/41	2,479,364	2,881,558
Trust 2001-T10 A2, 7.50%, 12/25/41	2,787,277	3,087,330
Trust 2002-W6 2A1, 6.675%, 6/25/42	2,897,399	3,339,838
Trust 2002-W8 A2, 7.00%, 6/25/42	3,398,925	3,916,232
Trust 2003-W2 1A1, 6.50%, 7/25/42	5,622,430	6,532,141
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,278,486	2,733,628
Trust 2003-W4 4A, 7.29%, 10/25/42	3,775,775	4,451,253
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,957,679	4,470,372
Trust 2004-W2 5A, 7.50%, 3/25/44	10,383,425	12,220,521

	PAR VALUE	VALUE
Trust 2004-W8 3A, 7.50%, 6/25/44	$1,528,342	$1,854,358
Trust 2009-11 MP, 7.00%, 3/25/49	43,997,667	50,506,532
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	1,139,758	1,180,402
Series 1078 GZ, 6.50%, 5/15/21	510,502	559,154
Series (GN) 16 PK, 7.00%, 8/25/23	6,143,696	6,704,118
Series T-48 1A4, 5.538%, 7/25/33	48,580,832	53,993,038
Series T-051 1A, 6.50%, 9/25/43	321,557	369,719
Series T-59 1A1, 6.50%, 10/25/43	18,615,309	21,687,857

		263,686,690
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.7%
Fannie Mae, 10 Year
6.00%, 1/1/12 - 4/1/12	725,183	736,156
Fannie Mae, 15 Year
6.00%, 7/1/16 - 3/1/22	26,769,709	29,120,766
6.50%, 1/1/13 - 11/1/18	37,100,373	40,324,607
7.00%, 11/1/18	2,808,799	3,057,820
7.50%, 9/1/15 - 8/1/17	13,981,485	15,235,830
Fannie Mae, 20 Year
6.50%, 1/1/22 - 10/1/26	10,721,974	11,946,857
Fannie Mae, 30 Year
5.50%, 7/1/33	7,001,140	7,652,465
6.00%, 9/1/36 - 1/1/39	223,774,913	246,698,627
6.50%, 12/1/28 - 11/1/37	130,502,358	145,064,670
7.00%, 4/1/37 - 8/1/37	41,253,904	47,367,092
Fannie Mae, Hybrid ARM
1.942%, 1/1/35	5,762,915	6,016,768
2.104%, 12/1/34	5,208,404	5,334,499
2.121%, 9/1/34	3,911,287	4,135,561
2.305%, 8/1/35	4,370,189	4,593,610
2.45%, 1/1/35	2,853,873	3,003,900
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	304,412	317,049
Pool 555162, 4.826%, 1/1/13	13,681,986	14,101,610
Pool 760762, 4.89%, 4/1/12	15,745,000	15,801,057
Pool 735387, 4.893%, 4/1/15	7,010,910	7,702,945
Pool 555316, 4.962%, 2/1/13	2,939,980	3,014,487
Pool 555148, 4.969%, 1/1/13	1,798,590	1,844,425
Pool 555806, 5.159%, 10/1/13	2,196,674	2,329,346
Pool 461628, 5.32%, 4/1/14	9,463,217	10,194,045
Pool 462086, 5.355%, 11/1/15	19,509,638	21,627,633
Pool 545316, 5.624%, 12/1/11	985,110	984,488
Pool 545685, 5.723%, 4/1/12	8,019,746	8,100,238
Pool 545387, 5.915%, 1/1/12	3,630,913	3,628,173
Pool 545258, 5.932%, 11/1/11	247,739	247,549
Freddie Mac, 30 Year
6.00%, 2/1/39	22,273,117	24,553,537
Freddie Mac, Hybrid ARM
2.711%, 5/1/34	6,744,046	7,149,388
5.362%, 4/1/37	9,328,189	9,916,955
5.57%, 2/1/38	20,471,552	21,864,499
Freddie Mac Gold, 15 Year
6.00%, 2/1/18	3,842,320	4,174,569
6.50%, 7/1/14-3/1/18	16,546,636	17,925,116
7.00%, 4/1/15	13,629	14,169
7.75%, 7/25/21	854,832	995,937
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	17,305,455	19,141,275
Freddie Mac Gold, 30 Year
6.00%, 2/1/38 - 11/1/39	57,203,485	62,923,814
6.50%, 9/1/18 - 4/1/33	25,046,050	28,308,071
7.00%, 11/1/37 - 9/1/38	37,716,409	43,330,744
7.47%, 3/17/23	181,772	210,678
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	2,238,309	2,655,289
7.97%, 4/15/20 - 1/15/21	1,224,343	1,409,224

		904,755,538
PRIVATE LABEL CMO & REMIC: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	1,864,314	2,026,751

		1,170,468,979

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CORPORATE: 12.4%
FINANCIALS: 4.9%
Ally Financial, Inc. 4.50%, 2/11/14	$38,375,000	$35,113,125
American International Group, Inc.
4.25%, 9/15/14	4,750,000	4,619,541
8.25%, 8/15/18	16,335,000	18,106,482
Bank of America Corp.
5.30%, 3/15/17	41,040,000	37,065,645
7.625%, 6/1/19	6,000,000	6,302,502
8.00%, 12/15/26(c)	16,960,000	15,094,400
6.625%, 5/23/36(c)	33,500,000	25,198,834
Barclays PLC(b) (United Kingdom) 5.125%, 1/8/20	22,435,000	21,985,447
Boston Properties, Inc. 5.625%, 4/15/15	28,825,000	31,503,477
Capital One Financial Corp. 6.75%, 9/15/17	44,585,000	50,564,696
CIGNA Corp.
7.65%, 3/1/23	9,525,000	11,522,697
7.875%, 5/15/27	12,675,000	16,139,255
8.30%, 1/15/33	8,845,000	11,388,420
Citigroup, Inc.
7.875%, 10/30/40(c)	14,252,500	14,982,969
6.125%, 11/21/17	53,880,000	57,574,659
General Electric Co.
5.50%, 1/8/20	32,095,000	35,007,108
4.375%, 9/16/20	8,475,000	8,623,745
4.625%, 1/7/21	3,350,000	3,476,808
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,583,125
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	3,732,844
6.50%, 5/2/36	18,955,000	19,023,257
6.50%, 9/15/37	8,940,000	8,774,816
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	23,042,000	29,131,694
Royal Bank of Scotland Group PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	7,553,948
5.625%, 8/24/20	13,250,000	12,797,526
6.125%, 1/11/21	17,500,000	17,299,887
SLM Corp. 8.45%, 6/15/18	15,550,000	16,174,612
Unum Group
7.19%, 2/1/28	8,305,000	9,314,440
7.25%, 3/15/28	2,030,000	2,339,187
6.75%, 12/15/28	11,368,000	11,599,043
Wells Fargo & Co. 6.00%, 11/15/17	23,695,000	26,256,880

		578,851,069
INDUSTRIALS: 7.5%
Boston Scientific Corp.
5.45%, 6/15/14	2,510,000	2,700,456
6.25%, 11/15/15	1,055,000	1,173,775
6.40%, 6/15/16	21,405,000	23,924,026
Burlington Northern Santa Fe Corp.(g)
8.251%, 1/15/21	1,047,421	1,311,643
4.967%, 4/1/23	9,833,684	11,087,478
5.72%, 1/15/24	17,995,071	20,709,453
5.629%, 4/1/24	21,304,467	24,270,859
5.342%, 4/1/24	13,843,903	15,669,629
Comcast Corp.
5.85%, 11/15/15	12,520,000	14,202,049
6.30%, 11/15/17	5,865,000	6,856,777
5.875%, 2/15/18	1,900,000	2,201,241
6.45%, 3/15/37	4,998,000	5,749,594
6.95%, 8/15/37	1,700,000	2,037,850

	PAR VALUE	VALUE
Cox Communications, Inc.
5.50%, 10/1/15	$4,705,000	$5,247,543
5.875%, 12/1/16(d)	24,570,000	27,859,554
CSX Corp. 9.75%, 6/15/20	5,231,000	7,503,153
Dillard’s, Inc.
7.85%, 10/1/12	13,680,000	14,090,400
7.13%, 8/1/18	10,586,000	10,586,000
7.875%, 1/1/23	8,660,000	8,530,100
7.75%, 7/15/26	50,000	47,500
7.75%, 5/15/27	540,000	499,500
7.00%, 12/1/28	15,135,000	13,470,150
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	27,608,531
7.375%, 11/1/29	17,755,000	21,811,361
9.40%, 5/15/39	4,890,000	7,552,688
FedEx Corp.
8.00%, 1/15/19	6,965,000	9,089,137
6.72%, 7/15/23	13,522,912	15,686,047
Ford Motor Credit Co.(g)
5.625%, 9/15/15	23,250,000	23,387,524
5.75%, 2/1/21	25,200,000	24,935,375
HCA, Inc.
6.95%, 5/1/12	48,940,000	49,612,925
6.30%, 10/1/12	8,210,000	8,292,100
6.25%, 2/15/13	18,390,000	18,642,862
6.75%, 7/15/13	4,600,000	4,669,000
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,576,982
6.50%, 7/15/16	32,945,000	33,010,297
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	9,036,210
8.25%, 2/1/30	7,291,000	6,908,223
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	13,272,363
6.90%, 1/15/32	49,699,000	53,676,908
News Corp.
6.15%, 3/1/37	11,000,000	11,751,850
6.65%, 11/15/37	1,638,000	1,800,463
Norfolk Southern Corp. 9.75%, 6/15/20	7,224,000	10,625,088
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	22,475,000	28,689,225
Sprint Nextel Corp.
6.00%, 12/1/16	25,000,000	21,500,000
6.875%, 11/15/28	9,855,000	7,317,338
Telecom Italia SpA(b) (Italy)
6.999%, 6/4/18	2,000,000	2,004,050
7.175%, 6/18/19	15,450,000	15,490,139
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	25,932,573
8.25%, 4/1/19	16,145,000	20,217,173
Time Warner, Inc.
7.625%, 4/15/31	31,950,000	39,881,492
7.70%, 5/1/32	13,055,000	16,565,829
Union Pacific Corp.
6.33%, 1/2/20	18,873,523	21,349,993
5.866%, 7/2/30	31,559,287	37,354,323
6.176%, 1/2/31	11,115,778	13,618,977
Vulcan Materials Co.
6.50%, 12/1/16	5,250,000	4,839,272
7.50%, 6/15/21	10,825,000	10,098,783
Xerox Corp.
6.35%, 5/15/18	28,585,000	32,491,169
5.625%, 12/15/19	11,115,000	11,996,464

		885,021,464

		1,463,872,533

TOTAL FIXED INCOME SECURITIES (Cost $2,696,881,038)		2,895,765,280

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2011

SHORT-TERM INVESTMENTS: 4.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$12,331,551	$12,331,551
REPURCHASE AGREEMENT: 4.2%
Fixed Income Clearing Corporation(f) 0.01%, 10/3/11, maturity value $493,660,411	493,660,000	493,660,000

TOTAL SHORT-TERM INVESTMENTS (Cost $505,991,551)		505,991,551

TOTAL INVESTMENTS (Cost $12,198,302,015)	102.3%	12,062,208,113
OTHER ASSETS LESS LIABILITIES	(2.3%)	(265,734,145)

NET ASSETS	100.0%	$11,796,473,968

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, all such securities in total represented $32,436,536 or 0.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 1.45%-1.55%, 9/2/16. Total collateral value is $503,533,820.
(g)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-Short Position	3,527	Dec 2011	$(458,840,656)	$(2,777,230)

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2011:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(a)	$8,660,451,282		$—	$—
Fixed Income Securities
U.S. Treasury	13,666,731		—	—
Government-Related	—		247,757,037	—
Mortgage-Related	—		1,170,468,979	—
Corporate	—		1,463,872,533	—
Short-term Investments
Money Market Fund	12,331,551		—	—
Repurchase Agreement	—		493,660,000	—

Total Securities	$8,686,449,564		$3,375,758,549	$—

Other Financial Instruments
Treasury Futures Contracts	$(2,777,230	)(b)	$—	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2011, the cost of investments for federal income tax purposes was $12,206,208,374. Net unrealized depreciation aggregated $144,000,261, of which $1,319,187,525 represented appreciated securities and $1,463,187,786 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES: 98.8%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT-RELATED: 9.2%
U.S. TREASURY: 1.8%
U.S. Treasury Note
0.875%, 2/29/12	$150,000,000	$150,486,000
1.00%, 4/30/12	225,000,000	226,143,000
0.625%, 7/31/12	50,000,000	50,191,500

		426,820,500
GOVERNMENT-RELATED: 7.4%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	21,679	22,217
California Taxable General Obligation
5.25%, 4/1/14	35,800,000	38,911,736
6.20%, 3/1/19	6,435,000	7,350,121
6.20%, 10/1/19	20,285,000	23,112,120
7.50%, 4/1/34	146,850,000	176,795,652
7.55%, 4/1/39	262,103,000	321,144,322
5.65%, 4/1/39 (mandatory put 4/1/13)	18,785,000	19,879,790
7.30%, 10/1/39	113,880,000	135,416,986
7.625%, 3/1/40	55,395,000	68,286,524
7.60%, 11/1/40	25,775,000	31,888,572
Illinois Taxable General Obligation
4.961%, 3/1/16	27,950,000	29,528,057
5.365%, 3/1/17	179,840,000	192,382,042
5.665%, 3/1/18	128,120,000	137,910,930
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	103,895,000	129,268,237
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	106,730,000	142,878,384
New Valley Generation V
4.929%, 1/15/21	317,571	360,990
Small Business Administration - 504 Program
Series 91-20K, 8.25%, 11/1/11	19,663	19,795
Series 92-20B, 8.10%, 2/1/12	30,078	30,742
Series 92-20C, 8.20%, 3/1/12	41,488	42,577
Series 92-20D, 8.20%, 4/1/12	22,705	22,978
Series 92-20G, 7.60%, 7/1/12	105,218	107,832
Series 92-20H, 7.40%, 8/1/12	64,020	65,958
Series 92-20I, 7.05%, 9/1/12	80,132	82,241
Series 92-20J, 7.00%, 10/1/12	124,884	127,485
Series 92-20K, 7.55%, 11/1/12	186,352	191,017
Series 92-20L, 7.45%, 12/1/12	53,948	55,410
Series 93-20B, 7.00%, 2/1/13	128,704	133,551
Series 93-20C, 6.50%, 3/1/13	470,764	484,174
Series 93-20D, 6.75%, 4/1/13	137,805	141,009
Series 93-20E, 6.55%, 5/1/13	789,546	810,914
Series 93-20F, 6.65%, 6/1/13	250,752	258,696
Series 93-20L, 6.30%, 12/1/13	467,460	482,555
Series 94-20A, 6.50%, 1/1/14	461,031	477,063
Series 94-20D, 7.70%, 4/1/14	145,033	151,116
Series 94-20E, 7.75%, 5/1/14	622,935	647,397
Series 94-20F, 7.60%, 6/1/14	293,417	306,809
Series 94-20G, 8.00%, 7/1/14	258,037	272,670
Series 94-20H, 7.95%, 8/1/14	166,581	175,091
Series 94-20I, 7.85%, 9/1/14	137,675	145,255
Series 94-20K, 8.65%, 11/1/14	180,295	190,482
Series 94-20L, 8.40%, 12/1/14	140,186	148,184
Series 95-20A, 8.50%, 1/1/15	70,789	74,892
Series 95-20C, 8.10%, 3/1/15	127,005	134,853
Series 97-20E, 7.30%, 5/1/17	404,268	441,845
Series 97-20H, 6.80%, 8/1/17	42,401	46,313
Series 97-20J, 6.55%, 10/1/17	688,201	746,976
Series 97-20L, 6.55%, 12/1/17	34,209	37,236
Series 98-20B, 6.15%, 2/1/18	26,502	28,769
Series 98-20C, 6.35%, 3/1/18	2,490,272	2,715,658
Series 98-20H, 6.15%, 8/1/18	974,768	1,061,532
Series 98-20L, 5.80%, 12/1/18	698,560	756,892

	PAR VALUE	VALUE
Series 99-20C, 6.30%, 3/1/19	$688,125	$753,631
Series 99-20E, 6.30%, 5/1/19	17,651	19,277
Series 99-20G, 7.00%, 7/1/19	1,436,296	1,587,513
Series 99-20I, 7.30%, 9/1/19	488,708	543,866
Series 00-20C, 7.625%, 3/1/20	21,797	24,425
Series 00-20G, 7.39%, 7/1/20	25,117	28,390
Series 01-20G, 6.625%, 7/1/21	4,905,043	5,445,345
Series 01-20L, 5.78%, 12/1/21	13,289,568	14,586,526
Series 02-20A, 6.14%, 1/1/22	92,915	103,033
Series 02-20L, 5.10%, 12/1/22	3,619,729	3,941,616
Series 03-20G, 4.35%, 7/1/23	188,571	202,533
Series 04-20L, 4.87%, 12/1/24	4,571,367	5,028,623
Series 05-20B, 4.625%, 2/1/25	6,225,622	6,756,126
Series 05-20D, 5.11%, 4/1/25	327,121	359,005
Series 05-20E, 4.84%, 5/1/25	12,150,614	13,255,902
Series 05-20G, 4.75%, 7/1/25	11,144,978	12,144,471
Series 05-20H, 5.11%, 8/1/25	136,679	150,252
Series 05-20I, 4.76%, 9/1/25	12,286,130	13,395,819
Series 06-20A, 5.21%, 1/1/26	13,510,753	14,911,936
Series 06-20B, 5.35%, 2/1/26	3,905,688	4,285,968
Series 06-20C, 5.57%, 3/1/26	18,358,198	20,620,267
Series 06-20G, 6.07%, 7/1/26	32,945,822	37,119,251
Series 06-20H, 5.70%, 8/1/26	271,396	303,590
Series 06-20J, 5.37%, 10/1/26	11,690,420	12,969,784
Series 06-20L, 5.12%, 12/1/26	8,897,826	9,812,797
Series 07-20A, 5.32%, 1/1/27	17,302,345	19,183,291
Series 07-20C, 5.23%, 3/1/27	27,771,651	30,732,406
Series 07-20D, 5.32%, 4/1/27	29,892,347	33,088,700
Series 07-20G, 5.82%, 7/1/27	19,214,240	21,684,130

		1,749,791,120

		2,176,611,620
MORTGAGE-RELATED: 42.6%
FEDERAL AGENCY CMO & REMIC: 2.6%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	234,506	285,719
Trust 1997-2Z, 7.50%, 6/15/27	19,308,590	23,171,335
Trust 1998-2 2A PT, 8.833%, 8/15/27	69,068	82,908
Trust 1998-1 1A, 8.197%, 3/15/28	635,618	760,349
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,260,690	1,441,229
Trust 1998-58 PC, 6.50%, 10/25/28	6,959,447	7,799,450
Trust 2001 T-5 A2, 7.00%, 2/19/30	77,892	87,388
Trust 2001-T5 A3, 7.50%, 6/19/30	380,851	441,545
Trust 2001-69 PQ, 6.00%, 12/25/31	9,151,548	10,343,589
Trust 2002-33 A1, 7.00%, 6/25/32	3,781,068	4,389,356
Trust 2008-24 GD, 6.50%, 3/25/37	13,834,699	15,397,651
Trust 2009-40 TB, 6.00%, 6/25/39	51,763,185	57,685,831
Trust 2001-T3 A1, 7.50%, 11/25/40	211,874	241,810
Trust 2010-123 WT, 7.00%, 11/25/40	226,896,323	258,981,255
Trust 2001-T7 A1, 7.50%, 2/25/41	42,085	48,192
Trust 2001-T4 A1, 7.50%, 7/25/41	3,206,601	3,763,491
Trust 2001-T10 A1, 7.00%, 12/25/41	4,405,791	4,984,299
Trust 2002-T12 A3, 7.50%, 5/25/42	78,364	91,133
Trust 2002-90 A1, 6.50%, 6/25/42	6,780,075	7,890,501
Trust 2002-W6 2A1, 6.675%, 6/25/42	5,172,090	5,961,879
Trust 2002-W8 A2, 7.00%, 6/25/42	2,733,283	3,149,281
Trust 2003-W2 1A2, 7.00%, 7/25/42	14,728,852	17,671,039
Trust 2003-W4 3A, 6.851%, 10/25/42	5,460,520	6,430,047
Trust 2003-07 A1, 6.50%, 12/25/42	6,642,433	7,754,097
Trust 2003-W1 1A1, 6.322%, 12/25/42	10,731,033	12,829,206
Trust 2003-W1 2A, 7.173%, 12/25/42	5,023,838	5,950,154
Trust 2004-T1 1A2, 6.50%, 1/25/44	67,854	76,644
Trust 2004-W2 2A2, 7.00%, 2/25/44	240,322	283,708
Trust 2004-W2 5A, 7.50%, 3/25/44	16,899,165	19,889,063
Trust 2004-W8 3A, 7.50%, 6/25/44	11,094,740	13,461,405
Trust 2005-W1 1A3, 7.00%, 10/25/44	12,056,564	14,167,361
Trust 2001-79 BA, 7.00%, 3/25/45	1,248,396	1,387,093
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,278,356	1,436,117
Trust 2006-W1 1A2, 7.00%, 12/25/45	8,951,721	10,571,235
Trust 2006-W1 1A3, 7.50%, 12/25/45	146,118	171,440
Trust 2006-W1 1A4, 8.00%, 12/25/45	10,583,228	12,903,537

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2007-W10 1A, 6.219%, 8/25/47	$46,388,182	$52,273,683
Trust 2007-W10 2A, 6.206%, 8/25/47	13,430,515	15,178,443
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	14,208,488	15,339,590
Series T-41 2A, 6.635%, 7/25/32	51,974	60,456
Series T-48 1A, 6.312%, 7/25/33	4,945,980	5,617,101
Series T-051 1A, 6.50%, 9/25/43	109,329	125,705

		620,575,315
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 40.0%
Fannie Mae, 10 Year
6.00%, 11/1/16	5,160,387	5,634,036
Fannie Mae, 15 Year
5.50%, 1/1/18-1/1/25	948,660,092	1,029,459,501
6.00%, 7/1/16-3/1/23	409,887,414	445,970,629
6.50%, 11/1/12-12/1/19	58,611,774	64,293,807
7.00%, 12/1/11-11/1/17	75,321	81,185
7.50%, 11/1/14-8/1/17	4,813,008	5,231,810
8.00%, 2/1/13	657	677
Fannie Mae, 20 Year
6.00%, 2/1/28	23,513,831	25,851,987
6.50%, 4/1/19-10/1/24	25,222,714	27,814,612
Fannie Mae, 30 Year
5.50%, 2/1/33-9/1/39	732,001,113	800,145,444
6.00%, 11/1/28-10/1/40	2,375,812,579	2,617,941,177
6.50%, 12/1/32-8/1/39	769,394,763	851,556,110
7.00%, 4/1/32-12/1/37	510,778,209	586,530,733
8.00%, 11/1/11-1/1/12	2,157	2,162
Fannie Mae, Hybrid ARM
1.801%, 8/1/34	6,330,762	6,520,736
1.964%, 11/1/35	5,678,582	5,905,381
2.119%, 4/1/35	8,264,140	8,596,906
2.139%, 8/1/35	7,115,461	7,377,444
2.171%, 1/1/35	6,985,275	7,199,182
2.174%, 7/1/35	4,778,888	4,962,625
2.202%, 8/1/35	17,776,480	18,428,133
2.204%, 7/1/35	5,466,824	5,673,632
2.225%, 9/1/34	7,887,168	8,182,665
2.287%, 8/1/34	1,775,463	1,853,401
2.30%, 10/1/34	6,461,413	6,730,284
2.307%, 10/1/33	6,702,693	7,003,341
2.405%, 12/1/35	6,433,765	6,778,857
2.45%, 7/1/34	6,909,927	7,251,467
2.459%, 1/1/36	10,745,863	11,092,355
2.49%, 1/1/36	11,647,570	12,248,283
2.494%, 12/1/36	9,620,434	10,138,290
2.50%, 6/1/35-7/1/35	9,101,092	9,582,261
2.531%, 10/1/35	9,084,679	9,570,255
2.654%, 9/1/35	9,616,058	10,127,550
2.729%, 11/1/36	7,224,954	7,626,944
2.787%, 10/1/35	5,556,003	5,846,701
4.494%, 1/1/35	4,448,444	4,685,911
4.844%, 8/1/35	20,104,931	21,249,712
5.102%, 7/1/35	6,335,228	6,712,093
5.16%, 1/1/37	9,344,652	9,903,976
5.207%, 9/1/38	3,800,277	4,076,203
5.268%, 10/1/38	11,997,613	12,864,611
5.276%, 9/1/38	3,431,023	3,677,220
5.339%, 10/1/38	19,662,258	21,101,461
5.409%, 2/1/37	19,782,046	20,979,440
5.80%, 11/1/37	12,691,665	13,748,133
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	186,029	193,752
Pool 760744, 4.75%, 3/1/15	13,590,000	14,782,884
Pool 555162, 4.826%, 1/1/13	13,768,665	14,190,947
Pool 555191, 4.856%, 2/1/13	13,595,164	14,056,835
Pool 555317, 4.871%, 4/1/13	24,725	25,642
Pool 735745, 4.989%, 1/1/17	192,747	208,436
Pool 555806, 5.159%, 10/1/13	80,812	85,693
Pool 745629, 5.16%, 1/1/18	369,352	410,787
Pool 545892, 5.209%, 10/1/12	36,081,515	36,827,315
Pool 462084, 5.275%, 11/1/15	58,458	64,214

	PAR VALUE	VALUE
Pool 888559, 5.424%, 6/1/17	$35,746,235	$39,162,513
Pool 888381, 5.506%, 4/1/17	86,344	98,146
Pool 888015, 5.542%, 11/1/16	46,644,598	51,850,199
Pool 545316, 5.624%, 12/1/11	27,491	27,474
Pool 555172, 5.678%, 12/1/12	2,740,724	2,749,192
Pool 545685, 5.723%, 4/1/12	7,819,065	7,897,543
Pool 545987, 5.835%, 9/1/12	17,965,156	18,356,357
Pool 545387, 5.915%, 1/1/12	80,795	80,734
Pool 545210, 5.926%, 10/1/11	2,092	2,090
Pool 545258, 5.932%, 11/1/11	13,039	13,029
Pool 545547, 6.024%, 3/1/12	6,553,578	6,596,158
Pool 545708, 6.062%, 5/1/12	1,648,363	1,647,059
Pool 745936, 6.082%, 8/1/16	888,557	1,020,694
Pool 545209, 6.135%, 10/1/11	973,720	972,937
Pool 545527, 6.195%, 2/1/12	4,995,776	4,991,758
Freddie Mac, 30 Year
5.50%, 9/1/34-1/1/35	37,104,206	40,405,319
6.00%, 6/1/38-2/1/39	167,512,112	184,490,762
6.50%, 10/1/37	263,625	293,239
Freddie Mac, Hybrid ARM
1.92%, 1/1/36	6,180,578	6,365,580
2.081%, 8/1/36	7,547,707	7,897,865
2.373%, 4/1/35	3,162,997	3,322,745
2.375%, 1/1/35	6,395,240	6,726,547
2.49%, 1/1/36	9,151,496	9,619,880
2.491%, 1/1/36	24,706,629	25,921,036
2.50%, 2/1/34	16,626,729	17,477,905
2.548%, 8/1/34	3,653,265	3,871,722
2.553%, 3/1/35	3,995,444	4,202,323
2.562%, 10/1/35	8,312,217	8,750,319
2.575%, 8/1/35	5,642,929	5,933,294
2.62%, 8/1/35	8,276,348	8,751,093
2.65%, 9/1/35	10,770,242	11,386,011
2.653%, 4/1/36	13,073,507	13,839,266
2.666%, 9/1/33	23,745,893	25,033,463
4.828%, 2/1/35	3,170,123	3,327,786
4.88%, 6/1/38	21,534,239	22,970,004
4.916%, 4/1/38	26,825,214	28,623,568
5.109%, 4/1/38	31,897,531	34,099,800
5.132%, 5/1/37	11,031,352	11,705,182
5.258%, 1/1/37	9,634,167	10,223,688
5.271%, 2/1/38	23,690,223	25,311,434
5.339%, 7/1/37	26,348,766	28,022,020
5.362%, 4/1/37	5,836,042	6,204,395
5.38%, 3/1/37	13,452,294	14,285,752
5.486%, 4/1/37	16,199,011	17,235,647
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	2,438,147	2,648,976
Freddie Mac Gold, 15 Year
5.50%, 10/1/16-12/1/24	62,211,175	67,870,674
6.00%, 8/1/16-11/1/23	126,059,953	137,216,604
6.50%, 4/1/12-9/1/18	19,398,409	21,108,934
7.00%, 12/1/11-3/1/12	3,463	3,458
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	26,693,039	29,134,616
6.00%, 7/1/25-12/1/27	137,825,369	151,271,682
6.50%, 7/1/21-10/1/26	14,699,809	16,259,213
Freddie Mac Gold, 30 Year
5.50%, 3/1/34-8/1/38	412,286,291	447,418,481
6.00%, 2/1/33-6/1/38	701,549,779	771,601,328
6.50%, 5/1/17-10/1/38	179,377,530	199,344,236
7.00%, 4/1/31-11/1/38	25,319,801	29,079,853
7.90%, 2/17/21	1,264,219	1,446,045
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,022,826	1,180,946
7.50%, 9/15/17-5/15/25	3,527,689	4,160,074
7.80%, 6/15/20-1/15/21	979,047	1,121,511
7.85%, 1/15/21-10/15/21	22,780	26,357
8.00%, 9/15/20	18,561	20,826

		9,441,733,170

Dodge & Cox Income Fund / 2

Portfolio Of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
PRIVATE LABEL CMO & REMIC(f): 0.0%
GSMPS Mortgage Loan Trust(b) Series 2004-4 1A4, 8.50%, 6/25/34	$8,063,418	$8,263,012

		10,070,571,497
ASSET-BACKED: 0.1%
STUDENT LOAN: 0.1%
SLM Student Loan Trust
Series 2008-3 A1, 0.753%, 1/25/14	2,649,627	2,652,338
Series 2007-8 A1, 0.483%, 7/27/15	508,828	508,827
Series 2005-2 A4, 0.333%, 4/25/17	6,885,037	6,875,511
Series 2007-3 A2, 0.263%, 10/25/17	7,576,542	7,516,333

		17,553,009
CORPORATE: 46.9%
FINANCIALS: 19.3%
Ally Financial, Inc.
6.875%, 8/28/12	42,295,000	43,088,031
4.50%, 2/11/14	241,515,000	220,986,225
American International Group, Inc.
4.25%, 9/15/14	44,515,000	43,292,396
8.25%, 8/15/18	121,045,000	134,171,967
Bank of America Corp.
5.30%, 3/15/17	105,400,000	95,192,959
7.625%, 6/1/19	198,591,000	208,603,362
5.625%, 7/1/20	80,990,000	74,502,818
8.00%, 12/15/26(a)	15,420,000	13,723,800
5.625%, 3/8/35(a)	101,725,000	72,841,610
6.625%, 5/23/36(a)	197,728,000	148,731,793
Barclays PLC(c) (United Kingdom)
6.75%, 5/22/19	12,525,000	13,531,384
5.125%, 1/8/20	166,255,000	162,923,582
Boston Properties, Inc.
6.25%, 1/15/13	18,241,000	19,205,456
5.625%, 4/15/15	35,570,000	38,875,236
5.00%, 6/1/15	17,569,000	18,815,327
5.875%, 10/15/19	35,260,000	38,853,186
5.625%, 11/15/20	53,115,000	57,135,274
4.125%, 5/15/21	16,225,000	15,560,408
2.875%, 2/15/37	27,300,000	27,402,375
Capital One Financial Corp.
7.375%, 5/23/14	44,855,000	50,102,586
6.75%, 9/15/17	200,405,000	227,283,118
4.75%, 7/15/21	119,255,000	119,451,175
CIGNA Corp.
6.375%, 10/15/11	28,790,000	28,832,696
8.50%, 5/1/19	70,061,000	91,668,163
7.65%, 3/1/23	6,172,000	7,466,466
7.875%, 5/15/27	29,865,000	38,027,523
8.30%, 1/15/33	7,750,000	9,978,547
6.15%, 11/15/36	86,714,000	101,572,357
Citigroup, Inc.
4.75%, 5/19/15	28,905,000	29,620,196
6.125%, 11/21/17	173,363,000	185,250,848
1.986%, 5/15/18	168,545,000	151,808,928
7.875%, 10/30/40(a)	117,285,125	123,296,222
General Electric Co.
5.00%, 2/1/13	31,739,000	33,241,207
5.90%, 5/13/14	29,530,000	32,282,905
5.625%, 5/1/18	15,000,000	16,397,835
5.50%, 1/8/20	165,940,000	180,996,400
4.375%, 9/16/20	65,775,000	66,929,417
4.625%, 1/7/21	16,895,000	17,534,526
Health Net, Inc. 6.375%, 6/1/17	84,072,000	86,804,340
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	48,110,000	49,541,273
9.30%, 6/1/21	100,000	115,413
6.50%, 5/2/36	119,036,000	119,464,649
6.50%, 9/15/37	109,432,000	107,410,025
JPMorgan Chase & Co.
4.95%, 3/25/20	46,340,000	49,002,928
8.75%, 9/1/30(a)	46,463,000	58,742,552

	PAR VALUE	VALUE
5.85%, 8/1/35(a)	$28,070,000	$27,888,920
6.80%, 10/1/37(a)	28,253,000	28,355,671
Liberty Mutual Group, Inc.(b) 7.25%, 9/1/12	18,215,000	18,877,316
Royal Bank of Scotland Group PLC(c) (United Kingdom)
4.375%, 3/16/16	58,615,000	56,047,429
5.625%, 8/24/20	59,492,000	57,460,408
6.125%, 1/11/21	172,375,000	170,403,892
SLM Corp.
8.45%, 6/15/18	134,779,000	140,192,803
Travelers Cos., Inc.
5.50%, 12/1/15	14,312,000	16,057,506
6.25%, 6/20/16	44,745,000	52,417,201
5.75%, 12/15/17	36,090,000	41,665,039
3.90%, 11/1/20	20,075,000	20,587,254
Unum Group
6.85%, 11/15/15(b)	21,180,000	23,746,317
7.19%, 2/1/28	11,640,000	13,054,795
7.25%, 3/15/28	25,730,000	29,648,911
6.75%, 12/15/28	8,240,000	8,407,470
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	7,782,975
5.00%, 12/15/14	15,750,000	17,272,364
5.25%, 1/15/16	139,398,000	155,164,750
5.875%, 6/15/17	16,511,000	18,886,949
7.00%, 2/15/19	70,928,000	87,543,522
Wells Fargo & Co.
6.00%, 11/15/17	86,500,000	95,852,294
5.625%, 12/11/17	15,000	16,964
5.75%, 2/1/18	36,525,000	41,152,279

		4,558,742,513
INDUSTRIALS: 27.6%
AT&T, Inc. 8.00%, 11/15/31	160,190,000	223,497,248
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	49,875,000	54,784,845
Boston Scientific Corp.
5.45%, 6/15/14	71,258,000	76,664,986
6.25%, 11/15/15	15,000,000	16,688,745
6.40%, 6/15/16	112,089,000	125,280,082
6.00%, 1/15/20	15,965,000	17,898,729
Burlington Northern Santa Fe Corp.(e)
4.30%, 7/1/13	7,883,000	8,307,484
4.875%, 1/15/15	13,285,000	14,638,197
4.70%, 10/1/19	77,795,000	86,671,487
7.57%, 1/2/21	18,125,704	21,726,735
8.251%, 1/15/21	6,140,630	7,689,665
4.967%, 4/1/23	25,946	29,255
5.72%, 1/15/24	22,481,302	25,872,389
5.996%, 4/1/24	58,896,564	67,910,130
5.342%, 4/1/24	7,687,236	8,701,024
5.629%, 4/1/24	32,528,807	37,058,054
Comcast Corp.
5.85%, 11/15/15	25,435,000	28,852,167
5.90%, 3/15/16	41,990,000	48,039,247
6.50%, 1/15/17	42,070,000	49,411,930
6.30%, 11/15/17	16,445,000	19,225,866
5.875%, 2/15/18	70,335,000	81,486,474
5.70%, 5/15/18	2,700,000	3,120,468
6.45%, 3/15/37	3,120,000	3,589,182
6.95%, 8/15/37	38,974,000	46,719,498
6.40%, 5/15/38	12,700,000	14,619,770
Consolidated Rail Corp. 6.76%, 5/25/15	132,438	142,833
Covidien PLC(c) (Ireland) 6.00%, 10/15/17	32,790,000	38,936,420
Cox Communications, Inc.
5.45%, 12/15/14	48,064,000	53,219,537
5.50%, 10/1/15	50,000	55,766
5.875%, 12/1/16(b)	78,515,000	89,026,981

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
9.375%, 1/15/19(b)	$144,319,000	$199,735,764
CSX Corp.
8.375%, 10/15/14	44,020	50,960
9.75%, 6/15/20	10,377,000	14,884,385
6.251%, 1/15/23	19,665,652	23,077,677
Dillard’s, Inc.
7.85%, 10/1/12	2,300,000	2,369,000
7.13%, 8/1/18	24,115,000	24,115,000
7.75%, 7/15/26	21,666,000	20,582,700
7.75%, 5/15/27	13,013,000	12,037,025
7.00%, 12/1/28	28,950,000	25,765,500
Dow Chemical Co.
8.55%, 5/15/19	129,742,000	166,194,312
7.375%, 11/1/29	49,544,000	60,862,971
9.40%, 5/15/39	44,190,000	68,252,206
FedEx Corp.
7.375%, 1/15/14	22,740,000	25,745,159
8.00%, 1/15/19	18,610,000	24,285,548
6.72%, 7/15/23	20,559,607	23,848,338
7.65%, 7/15/24	2,442,878	3,032,051
Ford Motor Credit Co.(e)
7.25%, 10/25/11	268,390,000	268,724,951
7.80%, 6/1/12	525,000	538,084
5.625%, 9/15/15	172,080,000	173,097,853
5.75%, 2/1/21	183,325,000	181,399,904
HCA, Inc.
6.95%, 5/1/12	152,243,000	154,336,341
6.30%, 10/1/12	51,122,000	51,633,220
6.25%, 2/15/13	72,788,000	73,788,835
6.75%, 7/15/13	81,941,000	83,170,115
5.75%, 3/15/14	64,871,000	63,249,225
6.375%, 1/15/15	5,000,000	4,862,500
6.50%, 2/15/16	101,926,000	97,339,330
Hewlett-Packard Co.
6.125%, 3/1/14	116,875,000	127,770,438
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	142,500,000	141,786,930
6.50%, 7/15/16	119,026,000	119,261,910
Liberty Media Corp.
8.50%, 7/15/29	12,117,000	11,571,735
8.25%, 2/1/30	29,479,000	27,931,352
Macy’s, Inc.
8.125%, 7/15/15	55,795,000	64,959,608
5.90%, 12/1/16	17,311,000	18,999,238
6.65%, 7/15/24	40,251,000	45,937,903
7.00%, 2/15/28	26,765,000	29,141,233
6.70%, 9/15/28	23,175,000	24,884,666
6.90%, 4/1/29	50,394,000	56,553,558
6.90%, 1/15/32	54,020,000	58,343,761
6.70%, 7/15/34	86,392,000	94,980,401
6.375%, 3/15/37	18,950,000	20,791,675
News Corp.
6.20%, 12/15/34	7,640,000	8,178,681
6.40%, 12/15/35	29,715,000	32,177,749
6.15%, 3/1/37	8,760,000	9,358,746
6.65%, 11/15/37	8,625,000	9,480,462
Nordstrom, Inc.
6.75%, 6/1/14	44,300,000	50,061,171
6.25%, 1/15/18	16,835,000	19,945,754
6.95%, 3/15/28	12,970,000	16,286,208
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	37,050,576
9.75%, 6/15/20	14,188,000	20,867,767
Pfizer, Inc.
5.50%, 2/1/14	110,940,000	122,132,182
5.50%, 2/15/16	55,525,000	63,881,846
5.45%, 4/1/17	63,508,000	74,167,691
6.20%, 3/15/19	36,008,000	45,122,957
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,300,000	7,062,149
8.625%, 1/15/19	129,850,000	165,752,876

	PAR VALUE	VALUE
Roche Holding AG(b),(c) (Switzerland)
6.00%, 3/1/19	$18,040,000	$22,040,965
Sprint Nextel Corp.
6.00%, 12/1/16	121,305,000	104,322,300
6.90%, 5/1/19	31,170,000	26,806,200
6.875%, 11/15/28	24,335,000	18,068,737
Telecom Italia SpA(c) (Italy)
5.25%, 11/15/13	43,569,000	42,587,608
4.95%, 9/30/14	10,000,000	9,632,860
6.999%, 6/4/18	11,430,000	11,453,146
7.175%, 6/18/19	76,665,000	76,864,176
Time Warner Cable, Inc.
8.75%, 2/14/19	83,364,000	106,678,660
8.25%, 4/1/19	180,738,000	226,324,642
5.00%, 2/1/20	8,450,000	8,976,283
4.00%, 9/1/21	4,050,000	3,960,568
Time Warner, Inc.
7.625%, 4/15/31	186,818,000	233,195,008
7.70%, 5/1/32	157,688,000	200,094,403
Union Pacific Corp.
5.375%, 5/1/14	7,136,000	7,872,143
4.875%, 1/15/15	10,764,000	11,827,838
6.85%, 1/2/19	5,390,908	6,108,511
6.70%, 2/23/19	5,759,785	6,664,021
7.60%, 1/2/20	1,339,245	1,650,901
6.125%, 2/15/20	47,890,000	58,179,023
4.163%, 7/15/22(b)	25,527,000	27,254,425
6.061%, 1/17/23	14,587,000	16,782,788
4.698%, 1/2/24	5,230,417	5,807,543
5.082%, 1/2/29	10,089,857	11,458,492
5.866%, 7/2/30	53,549,481	63,382,440
6.176%, 1/2/31	39,409,380	48,284,109
Vulcan Materials Co.
6.50%, 12/1/16	34,525,000	31,823,971
7.50%, 6/15/21	79,155,000	73,844,729
Xerox Corp.
8.25%, 5/15/14	36,000,000	40,985,496
6.40%, 3/15/16	73,116,000	80,921,645
7.20%, 4/1/16	25,841,000	29,922,663
6.75%, 2/1/17	64,004,000	73,458,607
6.35%, 5/15/18	109,312,000	124,249,594
5.625%, 12/15/19	68,622,000	74,063,999

		6,526,833,865

		11,085,576,378

TOTAL FIXED INCOME SECURITIES (Cost $22,053,285,861)		23,350,312,504

SHORT-TERM INVESTMENTS: 2.2%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%

SSgA U.S. Treasury Money Market Fund	23,630,396	23,630,396
REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(d) 0.01%, 10/3/11, maturity value $498,990,416	498,990,000	498,990,000

TOTAL SHORT-TERM INVESTMENTS (Cost $522,620,396)		522,620,396

TOTAL INVESTMENTS (Cost $22,575,906,257)	101.0%	23,872,932,900
OTHER ASSETS LESS LIABILITIES	(1.0%)	(234,196,667)

NET ASSETS	100.0%	$23,638,736,233

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, all such securities in total represented $530,731,710 or 2.2% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2011

(d)

Repurchase agreement is collateralized by Fannie Mae 4.377%, 1/23/18; Federal Home Loan Bank 4.183%, 6/27/18; Freddie Mac 1.45%-3.525%, 9/2/16-11/10/20; and U.S. Treasury Note 2.375%, 5/31/18. Total collateral value is $508,970,819.

(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note- Short Position	11,474	Dec 2011	$(1,492,695,688)	$(9,034,857)

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2011:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$426,820,500		$—	$—
Government-Related	—		1,749,791,120	—
Mortgage-Related	—		10,070,571,497	—
Asset-Backed	—		17,553,009	—
Corporate	—		11,085,576,378	—
Short-term Investments
Money Market Fund	23,630,396		—	—
Repurchase Agreement	—		498,990,000	—

Total	$450,450,896		$23,422,482,004	$—

Other Financial Instruments
Treasury Futures Contracts	$(9,034,857	)(a)	$—	$—

(a)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2011, the cost of investments for federal income tax purposes was $22,575,906,866. Net unrealized appreciation aggregated $1,297,026,034, of which $1,462,239,257 represented appreciated securities and $165,213,223 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 3, 2011